Schedule I - Condensed Financial Information Of Parent Basis of Presentation Parent Company (Details) (Merchant Generation [Member], Parent Company [Member], USD $)
In Millions, unless otherwise specified
0 Months Ended
Mar. 14, 2013
Merchant Generation [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds from Sales of Business, Affiliate and Productive Assets	$ 100